AB Active ETFs, Inc.

AB Emerging Markets Opportunities ETF

Portfolio of Investments

June 30, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Information Technology – 41.7%
Communications Equipment – 0.8%
Accton Technology Corp.	210,800	$16,509,849

Electronic Equipment, Instruments & Components – 3.0%
Delta Electronics, Inc.	1,050,200	64,284,840

Semiconductors & Semiconductor Equipment – 26.1%
ASE Technology Holding Co., Ltd.	834,000	17,802,332
SK hynix, Inc. (GDR)(a)	97,371	171,859,815
Taiwan Semiconductor Manufacturing Co., Ltd.	4,810,606	363,930,766

		553,592,913

Technology Hardware, Storage & Peripherals – 11.8%
Asia Vital Components Co., Ltd.	198,000	15,693,815
Samsung Electronics Co., Ltd.	39,128	8,435,262
Samsung Electronics Co., Ltd. (GDR)(a)	41,878	225,722,420

		249,851,497

		884,239,099

Financials – 17.1%
Banks – 16.2%
Abu Dhabi Islamic Bank PJSC	1,752,169	9,865,865
Bank Polska Kasa Opieki SA	204,581	12,452,780
China CITIC Bank Corp., Ltd. - Class H	58,425,000	49,543,965
China Merchants Bank Co., Ltd. - Class H	9,800,000	56,135,322
Emirates NBD Bank PJSC	3,460,603	27,852,542
Grupo Financiero Banorte SAB de CV	4,368,402	46,142,125
ICICI Bank Ltd. (Sponsored ADR)	2,477,336	71,917,064
Itau Unibanco Holding SA (Preference Shares)	173,959	1,417,632
Itau Unibanco Holding SA (Sponsored ADR) - Class H	5,862,702	47,898,275
Piraeus Bank SA(b)	1,915,017	19,897,623
Sberbank of Russia PJSC(b)(c)(d)(e)	951,472	-0-
State Bank of India (GDR)(a)	2,437	264,171

		343,387,364

Capital Markets – 0.9%
Banco BTG Pactual SA	1,945,860	20,334,734

		363,722,098

Consumer Discretionary – 9.3%
Automobile Components – 0.9%
Huayu Automotive Systems Co., Ltd. - Class A	8,533,043	19,517,321

Automobiles – 2.8%
Geely Automobile Holdings Ltd. - Class H	4,487,000	9,646,817
Kia Corp.	382,570	34,076,460
Mahindra & Mahindra Ltd. (Sponsored GDR)(a)	483,169	15,461,408

		59,184,685

Diversified Consumer Services – 1.8%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	839,140	38,524,918

Household Durables – 1.5%
Hisense Visual Technology Co., Ltd. - Class A	2,047,500	8,409,795
Midea Group Co., Ltd. - Class A	2,074,361	23,090,236

		31,500,031

Leisure Products – 2.0%
H World Group Ltd. (ADR)	993,024	41,428,961

Textiles, Apparel & Luxury Goods – 0.3%
Bosideng International Holdings Ltd. - Class H	13,438,000	7,334,133

		197,490,049

Energy – 7.1%
Oil, Gas & Consumable Fuels – 7.1%
Gazprom PJSC (Sponsored ADR)(b)(c)(d)(e)	436,750	-0-
LUKOIL PJSC(b)(c)(d)(e)	80,321	-0-
ORLEN SA	1,451,247	48,878,745
PetroChina Co., Ltd. - Class H	42,652,000	46,121,736

Company	Shares	U.S. $ Value
Petroleo Brasileiro SA - Petrobras (Sponsored ADR)	3,453,654	$55,811,049

		150,811,530

Industrials – 6.0%
Construction & Engineering – 0.0%
Larsen & Toubro Ltd. (GDR)(a)	50	2,175

Electrical Equipment – 1.4%
Contemporary Amperex Technology Co., Ltd. - Class A	495,710	28,711,497

Ground Transportation – 0.0%
Globaltrans Investment PLC (Sponsored GDR)(d)(e)(f)	301,797	-0-

Machinery – 2.1%
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	69,910	15,793,261
Yutong Bus Co., Ltd. - Class A	7,236,201	28,591,174

		44,384,435

Passenger Airlines – 2.5%
Latam Airlines Group SA (ADR)(b)	915,274	53,333,016

		126,431,123

Consumer Staples – 5.8%
Beverages – 2.9%
Fomento Economico Mexicano SAB de CV	4,770,979	61,023,753

Food Products – 0.4%
AVI Ltd.	1,461,488	8,964,209

Household Products – 2.5%
Colgate-Palmolive Co.	585,984	53,723,013

		123,710,975

Communication Services – 3.7%
Diversified Telecommunication Services – 1.4%
KT Corp. (Sponsored ADR)	1,711,750	29,579,040

Interactive Media & Services – 0.6%
NAVER Corp.	47,744	6,132,483
Tencent Holdings Ltd. - Class H	114,700	6,286,374

		12,418,857

Wireless Telecommunication Services – 1.7%
TIM SA/Brazil	372,147	1,572,437
TIM SA/Brazil (ADR)	1,620,303	34,706,890

		78,277,224

Materials – 3.0%
Chemicals – 1.0%
Yunnan Yuntianhua Co., Ltd. - Class A	4,857,690	21,763,459

Metals & Mining – 2.0%
Gold Fields Ltd. (Sponsored ADR)	261,008	8,767,259
Press Metal Aluminium Holdings Bhd	18,081,900	34,057,386

		42,824,645

		64,588,104

Health Care – 3.0%
Pharmaceuticals – 3.0%
Dr. Reddy’s Laboratories Ltd. (ADR)	3,717,214	53,862,431
Sino Biopharmaceutical Ltd. - Class H	17,932,000	10,084,113

		63,946,544

Real Estate – 2.3%
Real Estate Management & Development – 2.3%
Emaar Development PJSC	5,259,724	19,791,542
Emaar Properties PJSC	9,057,610	29,396,695

		49,188,237

Total Common Stocks (cost $1,567,133,578)		2,102,404,983

Company	Shares	U.S. $Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.48%(g)(h)(i) (cost $10,464,212)	10,464,212	$10,464,212

Total Investments – 99.5% (cost $1,577,597,790)(j)		2,112,869,195
Other assets less liabilities – 0.5%		10,013,413

Net Assets – 100.0%		$2,122,882,608

Country Breakdown (% of Net Assets)

23.2%	South Korea
22.5%	Taiwan
18.6%	China
7.6%	Brazil
6.7%	India
5.1%	Mexico
4.1%	United Arab Emirates
2.9%	Poland
2.5%	United States
2.5%	Chile
1.6%	Malaysia
0.9%	Greece
0.8%	South Africa
0.0%	Russia
0.5%	Short-Term Investments
0.5%	Other assets less liabilities

100.0%	Total

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At June 30, 2026, the aggregate market value of these securities amounted to $413,309,989 or 19.5% of net assets.

(b)	Non-income producing security.
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC (Sponsored ADR)	10/06/2021 - 10/21/2021	$4,522,921	$-0-	0.00%
LUKOIL PJSC	06/22/2012 - 06/14/2016	3,192,255	-0-	0.00%
Sberbank of Russia PJSC	07/10/2020 - 09/17/2020	2,848,601	-0-	0.00%

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security, which represent 0.00% of net assets as of June 30, 2026, are considered illiquid and restricted. Additional information regarding such security follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Globaltrans Investment PLC (Sponsored GDR)	06/28/2018 - 06/09/2021	$1,956,351	$-0-	0.00%

(g)	The rate shown represents the 7-day yield as of period end.
(h)	Affiliated investments.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)

As of June 30, 2026 the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $630,971,286 and gross unrealized depreciation of investments was $(95,699,881), resulting in net unrealized appreciation of $535,271,405.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

PJSC – Public Joint Stock Company

AB Active ETFs, Inc.

AB Emerging Markets Opportunities ETF

June 30, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$884,239,099	$-0-	$-0-		$884,239,099
Financials	363,722,098	-0-	0(	a)	363,722,098
Consumer Discretionary	197,490,049	-0-	-0-		197,490,049
Energy	150,811,530	-0-	0(	a)	150,811,530
Industrials	126,431,123	-0-	0(	a)	126,431,123
Consumer Staples	123,710,975	-0-	-0-		123,710,975
Communication Services	78,277,224	-0-	-0-		78,277,224
Materials	64,588,104	-0-	-0-		64,588,104
Health Care	63,946,544	-0-	-0-		63,946,544
Real Estate	49,188,237	-0-	-0-		49,188,237
Short-Term Investments	10,464,212	-0-	-0-		10,464,212

Total Investments in Securities	2,112,869,195	-0-	0(	a)	2,112,869,195
Other Financial Instruments(b)	-0-	-0-	-0-		-0-

Total	$2,112,869,195	$-0-	$-0-	(a)	$2,112,869,195

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended June 30, 2026 is as follows:

Fund	Market Value 9/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$20	$444,803	$434,359	$10,464	$251